Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.6%
Diversified Telecommunication Services – 1.8%
Cellnex Telecom SA (144A)*	141,193	$8,226,333
Radius Global Infrastructure Inc*	572,879	9,223,352
		17,449,685
Equity Real Estate Investment Trusts (REITs) – 70.7%
Activia Properties Inc	1,990	7,197,983
Alexandria Real Estate Equities Inc	173,615	38,709,200
American Tower Corp	28,965	8,472,263
CapitaLand Mall Trust	6,759,326	10,234,562
Douglas Emmett Inc	391,915	13,129,153
Duke Realty Corp	420,925	27,629,517
Equity LifeStyle Properties Inc	312,921	27,430,655
Essex Property Trust Inc	83,105	29,272,074
Gecina SA	67,000	9,373,883
Goodman Group	1,263,496	24,355,265
Hulic Inc	3,816	5,743,410
Industrial & Infrastructure Fund Investment Corp	3,938	7,604,815
Invitation Homes Inc	555,201	25,172,813
Japan Hotel Investment Corp	13,630	6,660,343
Japan Retail Fund Investment Corp	10,279	8,857,046
Land Securities Group PLC	800,000	8,405,668
LaSalle Logiport	4,173	7,351,098
Life Storage Inc	156,409	23,958,731
Mapletree Industrial Trust	3,232,745	6,502,441
Mapletree Logistics Trust	4,639,745	6,543,098
Merlin Properties Socimi SA	780,000	8,497,661
MGM Growth Properties LLC	496,299	20,273,814
National Retail Properties Inc	471,150	22,648,180
Nippon Prologis Inc	1,271	4,497,844
Nomura Real Estate Master Fund Inc	5,374	7,560,327
Park Hotels & Resorts Inc*	1,222,576	23,082,235
Prologis Inc	405,588	68,219,314
Rexford Industrial Realty Inc	240,793	19,530,720
Safestore Holdings PLC	450,000	8,580,650
SBA Communications Corp	42,050	16,358,291
Segro PLC	810,000	15,746,620
Spirit Realty Capital Inc	565,706	27,261,372
Sun Communities Inc	184,753	38,792,587
UDR Inc	540,686	32,435,753
UNITE Group PLC	435,000	6,537,392
Ventas Inc	428,468	21,903,284
VICI Properties Inc	535,098	16,111,801
Vicinity Centres	5,397,263	6,634,885
Workspace Group PLC	303,761	3,323,600
		670,600,348
Hotels, Restaurants & Leisure – 2.7%
Hilton Worldwide Holdings Inc*	162,953	25,419,038
Information Technology Services – 0.7%
GDS Holdings Ltd - Class A*	1,056,256	6,136,534
Real Estate Management & Development – 22.7%
Capitaland Investment Ltd/Singapore*	4,408,100	11,156,848
China Resources Land Ltd	3,118,000	13,116,130
China Vanke Co Ltd	4,004,700	9,316,720
CTP NV (144A)	375,444	7,992,444
Fastighets AB Balder*	217,000	15,658,209
Hang Lung Properties Ltd	5,572,000	11,462,286
Helical PLC	1,120,670	6,885,418
Instone Real Estate Group AG (144A)	395,000	7,482,440
Jones Lang LaSalle Inc*	91,115	24,540,914
LEG Immobilien AG#	87,491	12,220,832
Mitsui Fudosan Co Ltd	1,189,000	23,555,660
New World Development Co Ltd	2,440,000	9,653,855
Sun Hung Kai Properties Ltd	659,750	8,004,354
Swire Properties Ltd	3,640,800	9,123,829
Tokyu Fudosan Holdings Corp	1,253,000	7,005,295
VGP NV	48,000	13,988,593
Vonovia SE	446,470	24,650,564
		215,814,391
Total Common Stocks (cost $737,018,210)		935,419,996

Shares or Principal Amounts		Value
Investment Companies– 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $11,678,729)	11,677,561	$11,678,729
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	2,927,826	2,927,826
Time Deposits – 0.1%
Royal Bank of Canada, 0.0400%, 1/3/22	$731,956	731,956
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,659,782)		3,659,782
Total Investments (total cost $752,356,721) – 100.2%		950,758,507
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,923,381)
Net Assets – 100%		$948,835,126

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$574,913,572	60.5%
Japan	86,033,821	9.0
United Kingdom	49,479,348	5.2
Germany	44,353,836	4.7
Hong Kong	38,244,324	4.0
Singapore	34,436,949	3.6
Australia	30,990,150	3.3
China	28,569,384	3.0
Spain	16,723,994	1.8
Sweden	15,658,209	1.6
Belgium	13,988,593	1.5
France	9,373,883	1.0
Netherlands	7,992,444	0.8

Total	$950,758,507	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$3,495	$-	$-	$11,678,729
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	1,855∆	-	-	2,927,826
Total Affiliated Investments - 1.5%	$5,350	$-	$-	$14,606,555

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	18,131,688	42,873,830	(49,326,789)	11,678,729
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	3,032,104	1,285,591	(1,389,869)	2,927,826

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $23,701,217, which represents 2.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$935,419,996	$-	$-
Investment Companies	-	11,678,729	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,659,782	-
Total Assets	$935,419,996	$15,338,511	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70228 03-22